Accounts receivable - Summary of Accounts Receivable (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of accounts receivable [line items]
Accounts receivable	€ 8,433	€ 8,424	€ 7,568
Gross value
Disclosure of accounts receivable [line items]
Accounts receivable	8,528	8,537	7,705
Allowances
Disclosure of accounts receivable [line items]
Accounts receivable	€ 95	€ 113	€ 137